Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 - subsequent events:

a.	In January 2025, the Company paid $187 of the phantom warrants see Note 16d.

b.	In March 2025, the 2024 Note Purchaser Warrants (see note 16g) were replaced and the Company issued an amended and restated warrant to the 2024 Note Purchasers (hereinafter “amendment and restated 2024 Note Purchaser Warrant”). The amendment and restated 2024 Note Purchaser Warrant is exercisable for up to an additional of 44,164 of the Company’s ordinary shares at an exercise price of $15.61 per share and may be exercised until November 8, 2028.